Consolidated Statements of Changes in Stockholders' Equity (USD $)	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Beginning Balance at Dec. 31, 2011	$ 86,079,217	$ 968,782	$ 3,247,208	$ 4,442,909	$ 77,420,318
Beginning Balance (in shares) at Dec. 31, 2011		4,843,911
Net income	6,783,999				6,783,999
Dividends paid ($0.88 per share)	(4,276,282)				(4,276,282)
Options exercised (in shares)		17,500
Options exercised	257,425	3,500	253,925
Stock compensation expense	119,834		119,834
Other comprehensive income, net	(95,363)			(95,363)
Ending Balance at Dec. 31, 2012	88,868,830	972,282	3,620,967	4,347,546	79,928,035
Ending Balance (in shares) at Dec. 31, 2012		4,861,411
Net income	7,149,860				7,149,860
Dividends paid ($0.88 per share)	(4,285,371)				(4,285,371)
Options exercised (in shares)		8,703
Options exercised	128,950	1,700	127,250
Other comprehensive income, net	(25,596,067)			(25,596,067)
Ending Balance at Dec. 31, 2013	66,266,202	973,982	3,748,217	(21,248,521)	82,792,524
Ending Balance (in shares) at Dec. 31, 2013		4,870,114
Net income	7,449,759				7,449,759
Dividends paid ($0.88 per share)	(4,341,076)				(4,341,076)
Restricted stock granted (in shares)		7,500
Restricted stock granted		1,500	(1,500)
Stock compensation expense	115,000		115,000
Other comprehensive income, net	12,367,901			12,367,901
Ending Balance at Dec. 31, 2014	$ 81,857,786	$ 975,482	$ 3,861,717	$ (8,880,620)	$ 85,901,207
Ending Balance (in shares) at Dec. 31, 2014		4,877,614